Redeemable Noncontrolling Interests (Additional Information) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Redeemable Noncontrolling Interest [Line Items]
Redeemable noncontrolling interests	¥ 0	$ 0	¥ 397,385	$ 57,615	¥ 108,629	¥ 101,542